LIQUIDITY	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

2. LIQUIDITY

The Company had cash of $43,396,977 and $16,062,047 as of December 31, 2024 and 2023, respectively. Net income was $5.1 million for years ended December 31, 2024 and net loss was $16.3 million for years ended December 31, 2023. The Company had working capital of $60.3 million and $12.8 million as of December 31, 2024 and 2023, respectively. The Company have funded working capital and other capital requirements primarily by equity contributions from shareholders. Cash is required to pay purchase costs for inventory, salaries, selling expenses, rental expenses, income taxes, and other operating expenses.

In assessing liquidity, management monitors and analyses cash on hand, ability to generate sufficient revenue sources in the future, and operating and capital expenditure commitments. In 2024, major shareholders have contributed approximately $47,748,628 to the Company.